Assets and Liabilities Held for Sale (Tables)	21 Months Ended
Sep. 30, 2020
Assets and Liabilities Held for Sale
Schedule of Assets and Liabilities Discontinued Operations

The table below summarizes the assets and liabilities that are included in discontinued operations as of September 30, 2020 and as of December 31, 2019:

	As of September 30,	As of December 31,
	2020	2019
Carrying amounts of major classes of assets included as part of discontinued operations:
Policy loans	$35,302	$50,387
Reinsurance recoverables	1,043,985	3,569,849
Premiums receivable	23,490	33,512
Total assets held for sale in the Consolidated Balance Sheet	$1,102,777	$3,653,748
Carrying amounts of major classes of liabilities included as part of discontinued operations:
Benefit reserves	$594,603	$1,403,953
Policy claims	35,302	28,203
Deposit-type contracts	474,943	2,209,195
Advance premiums	593	2,226
Accounts payable and accrued expenses	5,672	3,290
Total liabilities held for sale in the Consolidated Balance Sheets	$1,111,113	$3,646,867

The table below summarizes the assets and liabilities that are included in discontinued operations for the years ended December 31, 2019 and 2018:

	As of December 31,	As of December 31,
	2019	2018
Carrying amounts of major classes of assets included as part of discontinued operations:
Policy loans	$50,387	$366,849
Reinsurance recoverables	3,569,849	20,359,326
Premiums receivable	33,512	210,896
Total assets held for sale in the Consolidated Balance Sheet	$3,653,748	$20,937,071
Carrying amounts of major classes of liabilities included as part of discontinued operations:
Benefit reserves	$1,403,953	$9,799,834
Policy claims	28,203	127,666
Deposit-type contracts	2,209,195	11,050,139
Advance premiums	2,226	21,699
Accounts payable and accrued expenses	3,290	53,395
Total liabilities held for sale in the Consolidated Balance Sheets	$3,646,867	$21,052,733

Schedule of Losses/Gains Discontinued Operations

The income statement for 2018 was also required to be restated shown breaking out the net income between continuing operations and discontinued operations.

Year ended December 31,
2018
Major line items constituting pretax loss of discontinued operations:
Premiums	$933,980
Death and other benefits	(421,448)
Interest credited	(192,008)
Increase in benefit reserves	(41,790)
Amortization of deferred acquisition costs	(202,913)
Other operating expenses	(104,105)
Loss on discontinued operations	$(28,284)